DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF DEBT

The following table provides a breakdown of the Company’s debt as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Promissory note	$2,515,013	$2,913,788
Other debt	-	815
Total debt	$2,515,013	$2,914,603
Current portion of long-term debt	(560,322)	(536,542)
Long-term debt	$1,954,691	$2,378,061

The following table provides a breakdown of the Company’s debt as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Promissory note	$2,913,788	$-
Other debt	815	3,419
Total debt	$2,914,603	$3,419
Current portion of long-term debt	(536,542)	(2,604)
Long-term debt	$2,378,061	$-

Greens Natural Foods, Inc. [Member]
SCHEDULE OF DEBT MATURITIES
2022 (3 remaining months)	$6,983
2023	28,638
2024	29,805
2025	23,148
$88,574

December 31,
2022	$27,517
2023	28,638
2024	29,805
2025	23,148
$109,108